Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Nonvested Restricted Stock Shares Activity [Table Text Block]
Additional details of the Company’s restricted common stock are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested, December 31, 2016	352,500	1.13
Issued	162,500	0.88
Vested	(123,750)	0.92
Forfeited	-	-
Non-vested, March 31, 2017	391,250	$1.09

Additional details of the Company’s restricted common stock are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested, December 31, 2014	-	$-
Issued	1,260,000	1.14
Vested	(252,500)	1.14
Forfeited	-	-
Non-vested, December 31, 2015	1,007,500	1.14
Issued	145,000	1.00
Vested	(800,000)	1.12
Forfeited	-	-
Non-vested, December 31, 2016	352,500	$1.13

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the Company’s warrant activity is as follows:
Shares
December 31, 2016	2,923,666
Granted	60,000
Forfeitures	-
Exercised	-
March 31, 2017, all exercisable	2,983,666

A summary of the Company’s warrant activity is as follows:

Membership
Units or
Shares
December 31, 2014	1,317,894
Granted	1,832,916
Forfeitures	(782,307)
Exercised	(1,033,337)
December 31, 2015	1,335,166
Granted	1,588,500
December 31, 2016, all exercisable	2,923,666

Schedule of Outstanding Warrants [Table Text Block]
Additional details of the Company’s outstanding and exercisable warrants are as follows:

	Membership	Weighted Average
Outstanding at:	Units or Shares	Exercise Price
December 31, 2014	1,317,894	$0.37
December 31, 2015	1,335,166	$0.56
December 31, 2016	2,923,666	$0.37